Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common Shares	Other reserves	Retained earnings (accumulated deficit)	Total attributable to shareholders	Non-controlling interest	Total
Balance at Dec. 31, 2015	$ 227,969	$ 11,471	$ (68,511)	$ 170,929	$ 26,645	$ 197,574
Balance (in shares) at Dec. 31, 2015	161,746,240
Exercise of RSUs	$ 357	(357)
Exercise of RSUs (in shares)	327,053
Share-based compensation expense		819		819		(819)
Dividends paid to non-controlling interest					(495)	(495)
Total comprehensive income (loss)		785	(12,265)	(11,480)	(456)	(11,936)
Balance at Dec. 31, 2016	$ 228,326	12,718	(80,776)	160,268	25,694	185,962
Balance (in shares) at Dec. 31, 2016	162,073,293
Exercise of RSUs	$ 1,957	(1,957)
Exercise of RSUs (in shares)	739,471
Share-based compensation expense		1,198		1,198		(1,198)
Dividends paid to non-controlling interest					(3,372)	(3,372)
Distribution of capital of Plexmar net assets			(2,700)	(2,700)		2,700
Total comprehensive income (loss)		450	(4,645)	(4,195)	3,785	(410)
Balance at Dec. 31, 2017	$ 230,283	$ 12,409	$ (88,121)	$ 154,571	$ 26,107	$ 180,678
Balance (in shares) at Dec. 31, 2017	162,812,764